Annual Fund Operating Expenses - AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND	Sep. 30, 2026
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND (Class A, Class F-1, Class F-2, Class F-3)
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Oct. 01, 2027
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND (Class A, Class F-1, Class F-2, Class F-3) | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.44%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.43%
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND (Class A, Class F-1, Class F-2, Class F-3) | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.62%
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND (Class A, Class F-1, Class F-2, Class F-3) | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.32%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.31%
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND (Class A, Class F-1, Class F-2, Class F-3) | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.25%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.24%
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND (Class R-6)
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Oct. 01, 2027
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND (Class R-6) | Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.25%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.24%

[1]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least October 1, 2027. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[2]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least October 1, 2027. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.